Leases	12 Months Ended
Jun. 30, 2019
Leases [Abstract]
Leases

21.	Leases

The Group as lessee

Operating leases:

In the ordinary course of business, the Group leases property or spaces for administrative or commercial use both in Argentina and Israel under operating lease arrangements. The agreements entered into include several clauses, including but not limited, to fixed, variable or adjustable payments. Some leases were agreed upon with related parties (Note 29).

The future minimum payments that the Group must pay under operating leases are as follows:

	June 30, 2019	June 30, 2018	June 30, 2017
No later than one year	6,061	3,381	4,513
Later than one year and not later than five years	9,453	6,965	12,366
Later than five years	631	1,019	2,908
	16,145	11,365	19,787

Finance leases:

The Group is party to several financial lease agreements, mainly of equipment for administrative use in the ordinary course of business. The amounts involved are not material to any of the fiscal years under review.

The Group as lessor

Operating leases:

In the Shopping Malls segment and Offices segment of the Operations Center in Argentina and in the Real Estate segment of the Operations Center in Israel, the Group enters into operating lease agreements typical in the business. Given the diversity of properties and lessees, and the various economic and regulatory jurisdictions where the Group operates, the agreements may adopt different forms, such as fixed, variable, adjustable leases, etc. For example, in the Operations Center in Argentina, operating lease agreements with lessees of Shopping Malls generally include escalation clauses and contingent payments. In Israel, agreements tend to be agreed upon for fixed amounts, although in some cases they may include adjustment clauses. Income from leases are recorded in the Statement of Income under rental and service income in all of the filed periods.

Rental properties are considered to be investment property. Book value is included in Note 9. The future minimum proceeds under non-cancellable operating leases from Group's shopping malls, offices and other buildings are as follows:

	June 30, 2019	June 30, 2018	June 30, 2017
No later than one year	9,247	7,488	6,903
Later than one year and not later than five years	20,802	34,803	19,370
Later than five years	14,945	12,897	7,206
	44,994	55,188	33,479

Finance leases:

The Group does not act as a lessor in connection with finance leases.